Ordinary Shares - Additional Information (Details)	Dec. 31, 2019
Common Class A
Class Of Stock [Line Items]
Voting rights, percentage	39.00%
Common Class B
Class Of Stock [Line Items]
Voting rights, percentage	61.00%